Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000203110
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(9.37%)	7.44%	8.07%
C000203111
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(5.44%)	7.87%	7.89%
C000203114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000203116
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000203110
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.84%)	8.72%	8.71%
Without Sales Load [Member] | C000203111
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.56%)	7.87%	7.89%
Without Sales Load [Member] | C000203114
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.61%)	8.96%	8.95%
Without Sales Load [Member] | C000203116
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.60%)	9.01%	9.00%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	14.53%	14.38%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	14.53%	14.38%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	14.53%	14.38%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	14.53%	14.38%
DWS Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%	12.01%	10.21%
DWS Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%	12.01%	10.21%
DWS Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%	12.01%	10.21%
DWS Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%	12.01%	10.21%